Commitments and contingencies (Tables)	9 Months Ended
Mar. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of lease cost and other information

Lease cost	3/31/2024	3/31/2023
Operating lease cost (included in selling and fulfillment in the Company's statement of operations)	$592,410	$776,878

Other information
Cash paid for amounts included in the measurement of lease liabilities	$594,976	$778,843
Remaining term in years	1.08 – 4.17	0.33 – 5.17
Average discount rate - operating leases	5 - 8%	5 - 8%

Nine Months Ended March 31, 2024 and 2023:

Lease cost	3/31/2024	3/31/2023
Operating lease cost (included in selling and fulfillment in the Company's statement of operations)	$2,124,939	$2,331,542

Other information
Cash paid for amounts included in the measurement of lease liabilities	$2,129,841	$2,303,668
Remaining term in years	1.08 – 4.17	0.33 – 5.17
Average discount rate - operating leases	5 - 8%	5 - 8%

Schedule of supplemental balance sheet information related to leases

Operating leases	3/31/2024	6/30/2023
Right of use asset - non-current	$6,632,349	$7,837,345

Lease Liability – current	2,106,867	2,159,173
Lease Liability - non-current	4,949,802	6,106,047
Total operating lease liabilities	$7,056,669	$8,265,220

Schedule of maturities of lease liabilities

Operating
Lease
For Year ending June 30:
2024	$591,236
2025	2,315,584
2026	1,769,171
2027	1,596,374
2028	1,459,408
Less: Imputed interest/present value discount	(675,104)
Present value of lease liabilities	$7,056,669